Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 CAD ($)
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 999	£ 1,521
Differences on exchange	(64)	(82)
Provided in respect of the year	6,314	(218)
Utilised during the year	(134)	(222)
Ending balance	7,115	999
– current	3,044	468
– non-current	4,071	531
Provisions for liabilities	7,115	999
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	139	297
Differences on exchange	(5)	(32)
Provided in respect of the year	(15)	(21)
Utilised during the year	(54)	(105)
Ending balance	65	139
– current	33	96
– non-current	32	43
Provisions for liabilities	65	139
Reversals of unused provisions	21	42
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	42	44
Differences on exchange	(2)	(4)
Provided in respect of the year	15	13
Utilised during the year	(13)	(11)
Ending balance	42	42
– current	11	13
– non-current	31	29
Provisions for liabilities	42	42
Reversals of unused provisions	12	14
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	44	54
Differences on exchange	0	0
Provided in respect of the year	0	0
Utilised during the year	0	(10)
Ending balance	44	44
– current	2	3
– non-current	42	41
Provisions for liabilities	44	44
Canada Proposed Plan
Disclosure Of Other Provisions [Line Items]
Beginning balance	0
Differences on exchange	0
Provided in respect of the year	6,203
Utilised during the year	0
Ending balance	6,203	0
– current	2,456		$ 4,423
– non-current	3,747		$ 6,750
Provisions for liabilities	6,203	0
DOJ & OFAC investigation
Disclosure Of Other Provisions [Line Items]
Beginning balance	0	450
Differences on exchange		0
Provided in respect of the year		(450)
Utilised during the year		0
Ending balance		0
– current		0
– non-current		0
Provisions for liabilities		0
Other provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	774	676
Differences on exchange	(57)	(46)
Provided in respect of the year	111	240
Utilised during the year	(67)	(96)
Ending balance	761	774
– current	542	356
– non-current	219	418
Provisions for liabilities	761	774
Reversals of unused provisions	412	128
Trade and other payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 270	£ 450